Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and development expenses
Schedule of research and development expenses

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Pre-clinical and clinical trial expenses	$20,421	$28,178	$14,188
Personnel-related expenses	6,629	6,150	4,955
Research and development activities expenses	2,680	2,241	1,843
Facilities and other research and development expenses	2,356	1,546	814
Share-based compensation expense	1,728	1,975	788
Amsterdam UMC and other license expenses	-	15	14,357
	$33,814	$40,105	$36,945